Investment - Unaudited Condensed Financial Information Equity Investments (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Balance sheet data:
Current assets	¥ 212,333		¥ 206,376		$ 32,635
Non-current assets	348,656		243,356		53,587
Current liabilities	90,909		56,828		13,972
Non-current liabilities	2,437		223		$ 375
Operating data:
Revenues	53,175	$ 8,173	94,343	¥ 45,797
Gross profit	43,947	6,755	65,097	21,444
Operating loss	(2,372)	(365)	(50,475)	(39,325)
Net (loss) income	¥ 5,849	$ 899	¥ (40,192)	¥ (32,562)